Operating costs	12 Months Ended
Dec. 31, 2019
Operating costs
Operating costs

18. Operating costs

	2019	2018	2017
Staff costs (note 19)	4,288,815	2,224,206	751,277
Depreciation	333,844	2,938	15,249
External research and development costs	9,350,667	2,368,457	841,308
Laboratory consumables	230,097	144,169	29,764
Patent maintenance and registration costs	268,143	261,954	180,125
Professional fees	1,951,661	2,313,722	1,347,913
Operating leases	—	179,102	96,889
Short term leases	26,150	—	—
Other operating costs	988,445	632,750	472,425
Total operating costs	17,437,822	8,127,298	3,734,950

Operating expenses have increased significantly during the year due to expanded R&D activities. Professional fees primarily relate to legal, auditors, G&A consultants and board members.